Income Taxes (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Balance	¥ 70,350	¥ 72,778		¥ 70,354
Change in unrecognized tax benefits
Gross increase in tax positions		(2,428)		2,424
Balance	¥ 70,350	¥ 70,350		¥ 72,778